Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

8.	INTANGIBLE ASSETS
Intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Student base	140,409	127,155
Trademark	216,100	216,100
Relationship with partnership school	5,300	5,300
Franchise agreement	4,400	4,400

Total	366,209	352,955

Less: Accumulated amortization	(101,669)	(123,685)
Accumulated impairment loss	—	(4,100)
	264,540	225,170

Amortization expenses were RMB32,749, RMB34,938 and RMB34,266 for the years ended December 31, 2018, 2019 and 2020, respectively.
As of December 31, 2020, the Group expects to record amortization expenses related to intangible assets RMB21,359, RMB18,160, RMB4,804, RMB1,074 and RMB138 for the years ended December 31, 2021, 2022, 2023, 2024, 2025, respectively, and RMB 35 thereafter.
During the year ended December 31, 2020, the Group recognized an impairment loss of
RMB4,100
on acquired intangible assets - trademark. The impairment was driven mainly by changes in forecast projections including a lower growth rate in revenues due to the COVID-19 outbreak.